Restructuring expenses	12 Months Ended
Dec. 31, 2013
Restructuring Charges [Abstract]
Restructuring expenses
Restructuring expenses

In the fourth quarter of 2012 we started a cost reduction program in our Front-end operation. We have reduced headcount in our manufacturing organization in Singapore and our product management organization in Europe and the US with approximately 100 people. Related to these actions, an amount of €0.9 million and an amount of €2.5 million in restructuring expenses was recorded in 2012 and 2013 respectively.